Acquisitions, divestment of product rights and out-licensing - Summary of Movements in Non-Controlling Interests (Details) $ in Millions	9 Months Ended
Dec. 31, 2025 USD ($)
Non-controlling interests
Non-controlling interests	$ 1
Aurion Biotech, Inc
Non-controlling interests (%)
Non-controlling interests (%)	15.00%
Changes in non-controlling interests	(14.00%)
Non-controlling interests (%)	1.00%
Non-controlling interests
Non-controlling interests	$ 27
Changes in non-controlling interests	(26)
Non-controlling interests	$ 1